INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES
Raw materials	$ 43,541,594	$ 61,109,992
Work-in-process	43,240,832	41,789,430
Finished goods	168,097,308	51,282,191
Total inventories	254,879,734	154,181,613
Inventory write-down	59,313,129	48,992,463	1,165,610
Provision for purchase commitments	(3,930,701)	3,940,000
Accrued provision for purchase commitments		$ 3,940,000